GMO International Equity Fund Expense Example - GMO International Equity Fund	Feb. 28, 2026 USD ($)
Class II
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 77
Expense Example, with Redemption, 3 Years	248
Expense Example, with Redemption, 5 Years	435
Expense Example, with Redemption, 10 Years	974
Class III
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	69
Expense Example, with Redemption, 3 Years	226
Expense Example, with Redemption, 5 Years	397
Expense Example, with Redemption, 10 Years	891
Class IV
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	63
Expense Example, with Redemption, 3 Years	207
Expense Example, with Redemption, 5 Years	364
Expense Example, with Redemption, 10 Years	819
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	248
Expense Example, with Redemption, 5 Years	435
Expense Example, with Redemption, 10 Years	974
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	79
Expense Example, with Redemption, 3 Years	274
Expense Example, with Redemption, 5 Years	486
Expense Example, with Redemption, 10 Years	$ 1,096